SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee and director [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2019 | shares	2,883,410
Granted | shares	912,500
Exercised | shares	(557,810)
Forfeited | shares	(91,250)
Outstanding at June 30, 2019 | shares	3,146,850
Exerciable at June 30, 2019 | shares	965,059
Weighted-average exercise price
Outstanding at January 1, 2019 | $ / shares	$ 5.6
Granted | $ / shares	9.5
Exercised | $ / shares	5.1
Forfeited | $ / shares	7.1
Outstanding at June 30, 2019 | $ / shares	6.7
Exercisable at June 30, 2019 | $ / shares	$ 4.6
Weighted-average remaining contractual term
Outstanding at June 30, 2019	4 years 2 months 12 days
Exercisable at June 30, 2019	2 years 8 months 12 days
Aggregate intrinsic value
Outstanding at June 30, 2019 | $	$ 6,384
Exercisable at June 30, 2019 | $	$ 3,712